Schedule of Common Stock Outstanding (Details) - shares			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2023	Sep. 22, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares						2,000	1,000
Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares			4,118,316		4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares			2,000,000		2,000,000	1,000
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares			1,300,000		1,300,000
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares			72,813,776		72,813,776	64,626,430
Murphy Canyon Acquisition Corp [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares	72,418,316	72,418,316
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares	2,000,000
Murphy Canyon Acquisition Corp [Member] | Director [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares				15,000		15,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares	4,118,316
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares	32,313.21
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares	64,626,430
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares	1,300,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares	2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares	4,015,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares	45,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares	373,570	373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Stock Subject to Mandatory Redemption [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares	58,066